Inventories	12 Months Ended
Dec. 31, 2016
Inventories
Inventories

6.         Inventories

Inventories consisted of the following:

	As of December 31,
	2015	2016	2016
	(RMB)	(RMB)	($)
Raw materials	387,319,932	567,751,699	81,843,981
Work-in-process	5,152,109	2,717,584	391,752
Finished goods	46,369,051	32,159,556	4,635,946

Total inventories	438,841,092	602,628,839	86,871,679

The Company did not set up any inventory reserve as of December 31, 2015 and 2016. As of December 31, 2015 and 2016, no raw materials were pledged as collateral for borrowings from financial institutions.